SUBSEQUENT EVENTS (Details) - Convertible promissory note - USD ($) $ in Millions	1 Months Ended
	Apr. 30, 2021	Apr. 16, 2021
Subsequent Event [Line Items]
Principal amount	$ 25.0	$ 25.0
Interest rate	10.00%	10.00%
Term of debt	1 year
Minimum proceeds from issuance of equity required for conversion of notes	$ 10.0